Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Other receivables	$ 195,397	$ 263,791
Deposits	889,186	777,808
Others	346	324
Total other current assets	$ 1,084,929	$ 1,041,923